GMO Benchmark-Free Allocation Fund Annual Fund Operating Expenses - GMO Benchmark-Free Allocation Fund	Feb. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027June 30, 2027
Class III
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
Class IV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.45%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.30%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	(0.15%)	[1]
Net Expenses (as a percentage of Assets)	1.35%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%	[1]
Other Expenses (as a percentage of Assets):	0.13%	[3]
Acquired Fund Fees and Expenses	0.68%	[2]
Expenses (as a percentage of Assets)	1.61%
Fee Waiver or Reimbursement	(0.15%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.46%

[1]	Includes both management fee of 0.65% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO also has contractually agreed to waive or reduce, through at least June 30, 2027, the Fund’s management and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”).
[2]	Consists of approximately 0.65% in underlying fund fees and expenses, less than 0.01% in interest expense and borrowing costs for investments sold short incurred by underlying funds, less than 0.01% in dividend expenses on short sales incurred by underlying funds and 0.02% in purchase premiums and redemption fees paid to underlying funds.
[3]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.15% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.